Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings and related components | Minimum
Premises and Equipment
Useful lives	5 years
Buildings and related components | Maximum
Premises and Equipment
Useful lives	39 years
Furniture, fixtures and equipment | Minimum
Premises and Equipment
Useful lives	3 years
Furniture, fixtures and equipment | Maximum
Premises and Equipment
Useful lives	10 years